Taxation - Summary of Income Tax Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(16.30%)	(7.40%)	(5.30%)
Super deduction on research and development expenses	30.00%	8.70%	88.10%
Non-deductible share-based compensation expenses	(9.20%)
Other permanent differences	(3.90%)	(3.10%)	(32.70%)
Change in valuation allowances	(26.80%)	(23.20%)	(75.10%)
Effective income tax rate	(1.20%)